INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments in other companies (Note 4B)	$ 1,779	$ 1,866
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Investments in other companies (Note 4B)	$ 100	$ 600